UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21238

PIMCO Corporate Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2009

Date of reporting period:	February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Opportunity Fund Schedule of Investments
February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—66.3%
Airlines—4.4%
$7,000	American Airlines, Inc., 7.858%, 4/1/13	Ba1/BBB	$6,055,000
	Continental Airlines, Inc.,
1,448	6.545%, 8/2/20	Baa2/A-	1,266,667
2,928	6.703%, 6/15/21	Baa2/BBB	2,196,260
1,891	7.373%, 12/15/15	Ba1/BB	1,276,472
8,253	7.707%, 10/2/22	Baa2/BBB	6,313,263
1,753	9.798%, 4/1/21	Ba1/BB-	1,165,651
554	Delta Air Lines, Inc., 6.619%, 3/18/11	NR/BBB	498,750
	Northwest Airlines, Inc.,
13,386	7.041%, 4/1/21	NR/BBB-	9,236,750
18,847	7.15%, 10/1/19 (MBIA)	Baa1/BBB+	13,664,130
4,000	Southwest Airlines Co., 10.50%, 12/15/11 (a)(b)(c)	NR/A-	4,115,000
2,936	United Air Lines, Inc., 7.336%, 1/2/21 (a)(c)	B1/B+	1,666,065
			47,454,008

Banking—17.6%
	American Express Bank FSB,
13,000	5.50%, 4/16/13	A1/A+	12,322,999
10,000	5.55%, 10/17/12	A1/A+	9,518,570
11,300	BAC Capital Trust XIV, 5.63%, 3/15/12, FRN (f)	Baa1/BBB	2,773,133
	Bank of America Corp., FRN (f),
44,300	8.00%, 1/30/18	Baa1/BBB	16,567,491
26,700	8.125%, 5/15/18	Baa1/BBB	9,757,515
300	BankAmerica Capital II, 8.00%, 12/15/26	A2/BBB	178,729
	Barclays Bank PLC, FRN (a)(c)(f),
8,600	7.434%, 12/15/17	A2/A	3,246,861
18,100	7.70%, 4/25/18	A1/A+	9,010,994
	BNP Paribas, FRN (f),
13,000	5.186%, 6/29/15 (a)(c)	Aa3/A+	5,933,434
7,000	7.195%, 6/25/37 (a)(c)	Aa3/A+	3,467,086
€2,500	7.781%, 7/2/18	Aa3/AA-	1,365,303
$4,700	Commonwealth Bank of Australia, 6.024%, 3/15/16, FRN (a)(c)(f)	Aa3/A+	2,096,642
4,600	Credit Agricole S.A., 6.637%, 5/31/17, FRN (a)(c)(f)	Aa3/A	1,586,430
4,000	First Union Capital I, 7.935%, 1/15/27	A1/A	3,358,828
	General Motors Acceptance Corp. LLC,
2,000	4.403%, 12/1/14, FRN	C/CCC	782,500
1,000	6.875%, 9/15/11	C/CCC	572,205
250	7.25%, 3/2/11	C/CCC	154,419
5,000	Goldman Sachs Group, Inc., 5.35%, 1/15/16	A1/A	4,381,565
12,400	HBOS Capital Funding L.P., 6.071%, 6/30/14, FRN (a)(c)(f)	A3/A-	2,836,388
	HBOS PLC (a)(c),
7,000	5.375%, 11/1/13, FRN (f)	A2/A-	1,751,974
4,000	6.75%, 5/21/18	A2/A	3,218,520
	HSBC Capital Funding L.P., FRN (f),
8,000	4.61%, 6/27/13 (a)(c)	A1/A	3,626,984
2,000	10.176%, 6/30/30	A1/A	1,691,604
8,550	HSBC Holdings PLC, 6.50%, 5/2/36	Aa3/A+	7,585,611
6,000	JPMorgan Chase Bank N.A., 2.326%, 6/13/16, FRN	Aa2/NR	4,530,300
3,000	Keycorp, 6.50%, 5/14/13	A2/A-	2,964,519
	Lloyds Banking Group PLC (a)(b)(c)(f),
8,000	6.413%, 10/1/35	A3/A-	1,590,000
6,500	6.657%, 5/21/37, FRN	A3/A-	1,292,239

PIMCO Corporate Opportunity Fund Schedule of Investments
February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Banking (continued)
$1,540	Lloyds TSB Group PLC, 6.267%, 11/14/16, FRN (a)(c)(f)	Aa3/A-	$305,011
	Morgan Stanley, FRN,
1,600	1.536%, 10/18/16	A2/A	1,141,456
600	1.698%, 1/9/14	A2/A	402,571
9,400	Rabobank Capital Funding Trust, 5.254%, 10/21/16, FRN (a)(c)(f)	Aa2/AA	4,047,114
16,000	RBS Capital Trust III, 5.512%, 9/30/14, FRN (f)	A3/BB	3,202,416
6,200	Resona Bank Ltd., 5.85%, 4/15/16, FRN (a)(c)(f)	A2/BBB	2,824,329
	Royal Bank of Scotland Group PLC, FRN (f),
21,300	6.99%, 10/5/17 (a)(c)	A3/BB	5,543,155
13,500	7.648%, 9/30/31	A3/BB	3,648,294
5,000	Sovereign Bank, 2.88%, 8/1/13, FRN	Baa1/A-	3,735,120
10,100	State Street Capital Trust III, 8.25%, 3/15/11, FRN (f)	A2/BBB+	6,684,786
12,200	USB Capital IX, 6.189%, 4/15/11, FRN (f)	A1/A	4,881,830
5,000	Wachovia Bank N.A., 2.326%, 3/15/16, FRN	Aa2/AA	3,635,195
7,000	Wachovia Capital Trust III, 5.80%, 3/15/11, FRN (f)	A1/A	2,310,784
27,000	Wells Fargo & Co., 7.98%, 3/15/18, FRN (f)	A2/A	13,516,740
7,100	Wells Fargo Capital X, 5.95%, 12/15/36	A1/A	5,054,973
24,700	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (f)	A1/A	12,040,509
			191,137,126

Electronics—0.1%
1,000	Arrow Electronics, Inc., 6.875%, 6/1/18	Baa3/BBB-	876,607

Energy—1.5%
5,400	Energy Transfer Partners L.P., 7.50%, 7/1/38	Baa3/BBB-	4,535,968
1,889	Salton SEA Funding Corp., 8.30%, 5/30/11	Baa3/BBB-	1,989,954
10,111	Sithe Independence Funding Corp., 9.00%, 12/30/13	Ba2/B	9,405,846
600	Southern Natural Gas Co., 5.90%, 4/1/17 (a)(c)	Baa3/BB	515,261
			16,447,029

Financial Services—27.0%
5,000	AES Red Oak LLC, 9.20%, 11/30/29	B1/BB-	4,475,000
7,735	AIG SunAmerica Global Financing VI, 6.30%, 5/10/11 (a)(c)	Aa3/A+	6,272,830
8,000	American Express Travel Related Services Co., Inc.,
	5.25%, 11/21/11 (a)(c)(i)	A1/A	7,433,912
	American General Finance Corp.,
9,000	2.267%, 3/2/10, FRN	Baa1/NR	4,972,779
1,693	4.625%, 9/1/10	Baa1/BB+	825,332
4,300	5.40%, 12/1/15	Baa1/BB+	1,790,984
2,500	6.90%, 12/15/17	Baa1/BB+	995,683
6,200	Bear Stearns Cos., Inc., 6.95%, 8/10/12	Aa3/A+	6,426,170
6,000	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (f)	NR/BB	2,187,768
4,121	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(b)(c)	Baa3/BBB-	4,245,696
	CIT Group, Inc.,
4,000	1.399%, 4/27/11, FRN (i)	Baa2/BBB+	2,403,412
3,250	2.219%, 3/12/10, FRN	Baa2/BBB+	2,758,028
€500	4.241%, 11/30/11, FRN	Baa2/BBB+	415,941
€7,000	4.25%, 3/17/15	Baa2/BBB+	4,800,786
$800	5.20%, 11/3/10	Baa2/BBB+	605,914
3,250	5.60%, 11/2/11	Baa2/BBB+	2,348,281
1,365	5.80%, 7/28/11	Baa2/BBB+	1,024,154
5,700	7.625%, 11/30/12	Baa2/BBB+	4,471,963

PIMCO Corporate Opportunity Fund Schedule of Investments
February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$20,000	Citigroup Capital XXI, 8.30%, 12/21/57, FRN	A3/BB	$9,590,400
	Citigroup, Inc.,
6,100	6.125%, 11/21/17 (i)	A2/A	5,221,869
3,700	6.50%, 8/19/13	A2/A	3,455,345
33,100	8.40%, 4/30/18, FRN (f)	Baa3/BB	11,629,685
	Ford Motor Credit Co. LLC,
1,300	7.25%, 10/25/11	Caa1/CCC+	705,329
2,000	8.625%, 11/1/10	Caa1/CCC+	1,251,848
13,000	9.875%, 8/10/11	Caa1/CCC+	7,562,958
3,500	12.00%, 5/15/15	Caa1/CCC+	2,040,973
	General Electric Capital Corp., FRN,
13,400	6.375%, 11/15/67	Aa1/AA-	7,784,609
£1,100	6.50%, 9/15/67 (a)(c)	Aa1/AA-	783,943
$3,300	General Motors Acceptance Corp. LLC, 7.00%, 2/1/12	C/CCC	1,793,187
	Goldman Sachs Group, Inc.,
13,300	5.95%, 1/18/18	A1/A	11,916,188
2,500	5.95%, 1/15/27	A2/NR	1,721,528
4,100	6.15%, 4/1/18	A1/A	3,734,235
14,900	6.25%, 9/1/17	A1/A	13,653,287
6,000	6.45%, 5/1/36	A2/A-	4,102,626
13,900	6.75%, 10/1/37 (i)	A2/A-	9,908,309
€2,350	Green Valley Ltd., 6.329%, 1/10/11, FRN (a)(b)(c)	NR/BB+	2,864,037
	International Lease Finance Corp.,
$2,600	1.61%, 7/13/12, FRN	Baa1/BBB+	1,539,091
5,000	4.875%, 9/1/10	Baa1/BBB+	3,639,300
2,000	5.00%, 4/15/10	Baa1/BBB+	1,532,662
2,000	5.00%, 9/15/12	Baa1/BBB+	1,289,672
2,000	5.125%, 11/1/10	Baa1/BBB+	1,494,226
2,000	5.30%, 5/1/12	Baa1/BBB+	1,288,588
1,000	5.40%, 2/15/12	Baa1/BBB+	645,814
1,796	5.625%, 9/15/10	Baa1/AA	1,355,869
2,000	5.625%, 9/20/13	Baa1/BBB+	1,238,264
3,500	5.65%, 6/1/14	Baa1/BBB+	2,050,657
2,000	5.875%, 5/1/13	Baa1/BBB+	1,217,122
2,000	6.375%, 3/25/13	Baa1/BBB+	1,262,348
8,500	6.625%, 11/15/13	Baa1/BBB+	5,195,786
	JPMorgan Chase & Co.,
2,500	6.00%, 1/15/18	Aa3/A+	2,422,252
7,700	6.40%, 5/15/38	Aa3/A+	7,390,337
19,000	7.90%, 4/30/18, FRN (f)	A2/BBB+	13,136,049
16,400	JPMorgan Chase Capital XVIII,
	6.95%, 8/1/66 (converts to FRN on 8/18/36)	A1/BBB+	11,707,189
	Lehman Brothers Holdings, Inc. (d),
10,000	5.50%, 4/4/16	NR/NR	1,350,000
20,000	6.875%, 5/2/18	NR/NR	2,700,000
4,200	MBNA Capital, 1.97%, 2/1/27, FRN	A2/BBB	1,737,254
100	Merrill Lynch & Co., Inc., 5.45%, 2/5/13	A1/A+	89,412
	Morgan Stanley,
10,400	5.75%, 8/31/12	A2/A	10,088,406
11,000	6.00%, 4/28/15 (i)	A2/A	10,026,060
22,200	6.25%, 8/28/17 (i)	A2/A	20,113,666

PIMCO Corporate Opportunity Fund Schedule of Investments
February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$15,900	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, FRN (f)	A2/BBB+	$10,968,392
	Santander Perpetual S.A. Unipersonal, FRN (f),
€3,500	4.375%, 12/10/14	Aa2/A+	3,022,717
$7,600	6.671%, 10/24/17 (a)(c)	Aa2/A+	4,347,299
	SLM Corp.,
2,000	3.27%, 6/15/13, FRN	Baa2/BBB-	860,520
1,795	3.37%, 11/1/13, FRN	Baa2/BBB-	729,596
€2,600	4.75%, 3/17/14	Baa2/BBB-	2,113,362
$1,200	SMFG Preferred Capital Ltd., 6.078%, 1/25/17, FRN (a)(c)(f)	A2/BBB+	724,248
2,253	Teco Finance, Inc., 6.572%, 11/1/17	Baa3/BB+	1,876,666
9,200	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (f)	A1/BBB+	3,544,236
1,000	Vita Capital III Ltd., 2.525%, 1/1/11, FRN (a)(b)(c)	A1/A	931,000
2,000	Wachovia Capital Trust V, 7.965%, 6/1/27 (a)(c)	A1/A	1,311,696
			293,114,745

Food & Beverage—0.2%
2,600	Albertson’s, Inc., 8.00%, 5/1/31	Ba3/B+	2,132,000

Hotels/Gaming—0.4%
8,187	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(b)(c)(e)	Baa3/BB+	4,793,425

Insurance—4.2%
	American International Group, Inc.,
12,185	1.253%, 10/18/11, FRN (i)	A3/A-	6,740,961
€13,400	2.404%, 4/26/11, FRN	A3/A-	9,834,233
$1,000	5.60%, 10/18/16	A3/A-	549,007
10,000	5.85%, 1/16/18	A3/A-	5,295,670
1,300	6.25%, 3/15/87	Baa1/BBB	195,000
26,300	8.175%, 5/15/68 (converts to FRN on 5/15/38) (a)(c)	Baa1/BBB	4,204,213
29,010	8.25%, 8/15/18 (a)(c)(i)	A3/A-	17,970,071
£8,000	8.625%, 5/22/38, FRN (b)	Baa1/BBB	1,225,801
			46,014,956

Metals & Mining—0.9%
$4,900	Alcoa, Inc., 5.55%, 2/1/17	Baa3/BBB-	3,177,719
9,537	Phelps Dodge Corp., 9.50%, 6/1/31 (i)	Baa2/BBB-	7,070,598
			10,248,317

Oil & Gas—3.4%
18,000	El Paso Corp., 7.42%, 2/15/37	Ba3/BB-	12,831,336
	Gaz Capital S.A.,
1,300	6.212%, 11/22/16 (a)(c)	A3/BBB	877,500
13,000	8.625%, 4/28/34	A3/BBB	10,463,011
	Gazprom AG,
1,800	9.625%, 3/1/13 (a)(c)	A3/BBB	1,629,000
8,700	9.625%, 3/1/13	A3/BBB	7,938,750
1,200	Northwest Pipeline Corp., 5.95%, 4/15/17	Baa2/BBB-	1,118,883
2,400	Plains All American Pipeline L.P., 6.65%, 1/15/37	Baa3/BBB-	1,758,175
			36,616,655

Paper/Paper Products—1.1%
	Georgia-Pacific LLC,
6,500	7.25%, 6/1/28	B2/B+	4,355,000
9,000	8.00%, 1/15/24	B2/B+	6,795,000
210	8.875%, 5/15/31	B2/B+	162,750
2,000	Smurfit Capital Funding PLC, 7.50%, 11/20/25	Ba2/BB+	1,130,000
			12,442,750

PIMCO Corporate Opportunity Fund Schedule of Investments
February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Pharmaceuticals—0.2%
$1,900	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	$1,676,932

Telecommunications—2.8%
	Embarq Corp.,
5,000	7.082%, 6/1/16	Baa3/BBB-	4,506,155
5,000	7.995%, 6/1/36	Baa3/BBB-	3,909,090
21,650	PanAmSat Corp., 6.875%, 1/15/28	B1/BB-	15,696,250
4,400	Qwest Corp., 5.246%, 6/15/13, FRN	Ba1/BBB-	3,751,000
2,725	Sprint Capital Corp., 8.75%, 3/15/32	Ba2/BB	1,644,627
1,350	Sprint Nextel Corp., 9.25%, 4/15/22	Ba2/BB	875,458
			30,382,580

Tobacco—2.0%
23,000	Reynolds American, Inc., 7.25%, 6/1/12 (c)	Baa3/BBB	22,013,415

Utilities—0.5%
1,000	CMS Energy Corp., 2.044%, 1/15/13, FRN	Ba1/BB+	805,000
4,117	East Coast Power LLC, 7.066%, 3/31/12	Baa3/BBB-	4,340,162
			5,145,162
	Total Corporate Bonds & Notes (cost—$1,064,670,267)		720,495,707

MORTGAGE-BACKED SECURITIES—11.6%
10,000	Bear Stearns Commercial Mortgage Securities, Inc.,
	5.70%, 6/11/50, CMO	NR/AAA	6,399,546
	Citigroup/Deutsche Bank Commercial Mortgage Trust, CMO,
25,000	5.322%, 12/11/49	Aaa/AAA	15,328,633
1,000	5.617%, 10/15/48	Aaa/AAA	691,894
483	Countrywide Alternative Loan Trust, 0.754%, 2/25/37, CMO, FRN	Caa2/AAA	197,921
36,900	Credit Suisse Mortgage Capital Certificates, 5.467%, 9/15/39, CMO	Aaa/AAA	21,059,088
22,850	Greenwich Capital Commercial Funding Corp., 5.444%, 3/10/39, CMO	Aaa/AAA	14,397,892
	GS Mortgage Securities Corp. II, CMO,
396	0.535%, 3/6/20, FRN (a)(c)	Aaa/AAA	296,633
4,000	5.56%, 11/10/39	Aaa/NR	2,648,220
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
10,000	5.336%, 5/15/47	Aaa/AAA	5,942,322
650	5.399%, 5/15/45	Aaa/AAA	400,630
1,800	5.794%, 2/12/51, VRN	Aaa/AAA	1,065,296
2,550	5.819%, 6/15/49, VRN	Aaa/AAA	1,515,982
15,000	5.882%, 2/15/51, VRN	Aaa/AAA	9,046,083
	LB-UBS Commercial Mortgage Trust, CMO,
350	5.372%, 9/15/39	Aaa/AAA	228,714
34,000	5.424%, 2/15/40	NR/AAA	20,900,575
259	Lehman Brothers Floating Rate Commercial Mortgage Trust,
	0.535%, 9/15/21, CMO, FRN (a)(c)	Aaa/AAA	201,504
24,194	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	5.70%, 9/12/49, CMO	NR/AAA	14,214,998
9,500	Morgan Stanley Capital I, 5.514%, 11/12/49, CMO, VRN	Aaa/NR	6,420,992
	Wachovia Bank Commercial Mortgage Trust, CMO, FRN (a)(c),
2,323	0.535%, 6/15/20	Aaa/AAA	1,678,032
5,718	0.545%, 9/15/21	Aaa/AAA	4,081,610
	Total Mortgage-Backed Securities (cost—$127,024,736)		126,716,565

PIMCO Corporate Opportunity Fund Schedule of Investments
February 28, 2009 (unaudited)

		Credit Rating
Shares		(Moody’s/S&P)	Value*
CONVERTIBLE PREFERRED STOCK—1.1%
Banking—1.1%
12,900	Bank of America Corp., 7.25%, 12/31/49	Baa1/BBB	$4,644,000
14,850	Wells Fargo & Co., 7.50%, 12/31/49	A2/A	6,831,000
			11,475,000

Financial Services—0.0%
6,500	Citigroup, Inc., 6.50%, 12/31/49	Baa3/BB	106,437

Insurance—0.0%
25,850	American International Group, Inc., 8.50%, 8/1/11	Baa1/NR	129,250
	Total Convertible Preferred Stock (cost—$20,793,048)		11,710,687

Principal
Amount
(000)
ASSET-BACKED SECURITIES—0.4%
$8,300	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	4,746,835
269	Morgan Stanley Capital I, 0.534%, 5/25/37, FRN	Aaa/AAA	213,766
	Total Asset-Backed Securities (cost—$7,633,963)		4,960,601

SOVEREIGN DEBT OBLIGATIONS—0.2%
Brazil—0.2%
BRL 3,900	Federal Republic of Brazil, 10.25%, 1/10/28	Ba1/BBB-	1,436,661

Ukraine—0.0%
$1,000	Republic of Ukraine, 7.65%, 6/11/13	B1/CCC+	380,000
	Total Sovereign Debt Obligations (cost—$3,350,913)		1,816,661

U.S. GOVERNMENT AGENCY SECURITIES—0.0%
34	Fannie Mae, 8.00%, 7/18/27, CMO	Aaa/AAA	37,580
82	Small Business Administration Participation Certificates,
	7.50%, 4/1/17	Aaa/AAA	87,887
	Total U.S. Government Agency Securities (cost—$119,898)		125,467

SHORT-TERM INVESTMENTS—20.2%
U.S. Treasury Bills (g)—7.0%
76,440	0.01%-1.01%, 3/5/09-6/11/09 (cost—$76,430,950)		76,414,137

Corporate Notes—3.2%
Airlines—0.2%
1,695	Continental Airlines, Inc., 7.056%, 9/15/09	Baa2/A-	1,644,150

Banking—0.2%
	General Motors Acceptance Corp. LLC,
1,650	2.488%, 5/15/09, FRN	C/CCC	1,458,187
1,250	5.625%, 5/15/09	C/CCC	1,118,370
			2,576,557
Financial Services—2.7%
5,000	American General Finance Corp., 8.45%, 10/15/09	Baa1/BB+	3,457,435
	CIT Group, Inc.,
€1,800	2.425%, 5/13/09, FRN	Baa2/BBB+	2,126,063
$2,650	4.25%, 2/1/10	Baa2/BBB+	2,234,970
4,000	6.875%, 11/1/09	Baa2/BBB+	3,791,416

PIMCO Corporate Opportunity Fund Schedule of Investments
February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$7,690	Ford Motor Credit Co. LLC, 7.375%, 10/28/09	Caa1/CCC+	$6,125,477
	International Lease Finance Corp.,
10,700	1.494%, 1/15/10, FRN	Baa1/BBB+	8,596,166
3,840	4.375%, 11/1/09	Baa1/BBB+	3,071,820
			29,403,347
Oil & Gas—0.1%
792	Ras Laffan Liquefied Natural Gas Co., Ltd., 3.437%, 9/15/09 (b)	Aa2/A	787,260
	Total Corporate Notes (cost—$38,075,127)		34,411,314

Repurchase Agreements—10.0%
93,500	Barclays Bank, dated 2/27/09, 0.29%, due 3/2/09, proceeds $93,502,260; collateralized by Freddie Mac, 4.34%, due 12/18/17, valued at $97,330,468 including accrued interest		93,500,000
13,100	Deutsche Bank, dated 2/27/09, 0.25%, due 3/2/09, proceeds $13,100,273; collateralized by U.S. Treasury Discount Bills, 0.327%, due 7/2/09, valued at $13,362,816 including accrued interest		13,100,000
2,000	JPMorgan Chase Bank, dated 2/27/09, 0.28%, due 3/2/09, proceeds $2,000,047; collateralized by U.S. Treasury Notes, 2.00%, due 9/30/10, valued at $2,024,114 including accrued interest		2,000,000
	Total Repurchase Agreements (cost—$108,600,000)		108,600,000
	Total Short-Term Investments (cost—$223,106,077)		219,425,451

Contracts/
Notional
Amount
OPTIONS PURCHASED (h)—0.2%
	Call Options—0.1%
	Euro versus U.S. Dollar (OTC),
5,000,000	strike rate 1.37%, expires 6/3/10		287,038
3,600,000	strike rate 1.38%, expires 5/21/10		199,616
			486,654
	Put Options—0.1%
	Euribor Interest Rate Future — 90 day (LIFFE),
150	strike price $91.25, expires 12/14/09		1
334	strike price $91.75, expires 12/14/09		1
49	strike price $93.50, expires 6/15/09		—
	Euro versus U.S. Dollar (OTC),
5,000,000	strike rate 1.37%, expires 6/3/10		787,570
3,600,000	strike rate 1.38%, expires 5/21/10		571,673

PIMCO Corporate Opportunity Fund Schedule of Investments
February 28, 2009 (unaudited)

Contracts		Value*
	Financial Future Euro—90 day (CME),
308	strike price $89.75, expires 9/14/09	$1,925
1,000	strike price $89.75, expires 3/15/10	6,250
345	strike price $90, expires 6/15/09	2,156
55	strike price $90, expires 9/14/09	344
800	strike price $90, expires 12/14/09	5,000
400	strike price $90, expires 6/14/10	2,500
505	strike price $91, expires 12/14/09	3,156
250	strike price $92, expires 12/14/09	1,563
	United Kingdom — 90 day (LIFFE),
160	strike price $90, expires 12/16/09	—
586	strike price $91.50, expires 6/17/09	1
		1,382,140
	Total Options Purchased (cost—$909,936)	1,868,794

	Total Investments (cost—$1,447,608,838)—100.0%	$1,087,119,933

Notes to Schedule of Investments:
*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that  is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.  Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services.  As a result, the Net Asset Value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $123,320,136, representing 11.34% of total investments.
(b)	Illiquid security.
(c)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Security in default-issuer has filed for bankruptcy.
(e)	Fair-valued—Securities with an aggregate value of $4,793,425, representing 0.44% of total investments.
(f)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(g)	All or partial amount segregated as collateral for swaps.
(h)	Non-income producing.
(i)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

€—Euro

£—Great British Pound

ABS—Asset Backed Securities

BRL—Brazilian Real

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

Euribor—Euro Interbank Offer Rate

FRN—Floating Rate Note.  The interest rate disclosed reflects the rate in effect on February 28, 2009.

LIFFE—London International Financial Futures and Options Exchange

MBIA—insured by Municipal Bond Investors Assurance

NR—Not Rated

OTC—Over-the-Counter

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).  The interest rate disclosed reflects the rate in effect on February 28, 2009.

Other Investments:

(a)  Futures contracts outstanding at February 28, 2009:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Financial Future Euro—90 day	800	$196,910	12/14/09	$4,025,224
	Financial Future Euro—90 day	501	122,889	6/14/10	1,175,181
	Financial Future Euro—90 day	628	153,303	12/13/10	(563,850)
	U.S. Treasury Notes 10 yr. Futures	91	11,075	3/20/09	(133,406)
	U.S. Treasury Notes 10 yr. Futures	220	26,407	6/19/09	(232,171)
	United Kingdom—90 day	465	81,092	3/18/10	182,388
	United Kingdom—90 day	500	86,474	3/17/11	(94,489)
					$4,358,877

The Fund pledged cash collateral of $3,672,600 for futures contracts.

(b)  Transactions in options written for the three months ended February 28, 2009:

	Contracts/Notional	Premiums
Options outstanding, November 30, 2008	16,000,000	$187,200
Options terminated in closing transactions	(8,000,000)	(93,600)
Options expired	(8,000,000)	(93,600)
Options outstanding, February 28, 2009	—	$—

(c) Credit Default Swap agreements:

Buy Protection swap agreements outstanding at February 28, 2009 (1):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Paid by Fund	Value (5)	Paid	(Depreciation)
Bank of America:
Arrow Electronics	$1,000	1.459%	6/20/18	2.90%	$(107,103)	$—	$(114,112)
Freeport-McMoRan	6,000	3.719%	12/20/18	3.99%	(105,700)	—	(172,865)
Barclays Bank:
Dow Jones CDX IG-9 5 Year Index 3-7%	15,000	29.961%	12/20/12	7.05%	7,480,465	—	7,274,840
Deutsche Bank:
Dow Jones CDX IG-9 5 Year Index 3-7%	10,000	29.961%	12/20/12	7.05%	4,986,977	—	4,849,894
Goldman Sachs:
Dow Jones CDX IG-9 5 Year Index 3-7%	15,000	29.961%	12/20/12	7.02%	7,490,260	—	7,285,510
					$19,744,899	$—	$19,123,267

Sell Protection swap agreements outstanding at February 28, 2009 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Received by Fund	Value (5)	(Received)	(Depreciation)
Bank of America:
Citigroup	$8,200	4.197%	12/20/12	0.65%	$(898,140)	$—	$(887,776)
Ford Motor Credit	10,000	26.705%	3/20/12	2.55%	(4,260,958)	—	(4,211,374)
Barclays Bank:
Citigroup	3,800	12.45%	12/20/13	5.00%	(815,726)	(969,000)	204,469
General Electric	27,300	7.664%	12/20/12	0.63%	(5,550,641)	—	(5,517,199)
GMAC	3,300	42.853%	6/20/09	5.00%	(365,658)	(742,500)	414,425
SLM	8,000	16.701%	12/20/13	5.00%	(2,224,620)	(1,000,000)	(1,125,731)
BNP Paribas:
General Electric	2,500	7.134%	12/20/13	4.60%	(217,044)	—	(186,058)
General Electric	3,500	7.134%	12/20/13	4.70%	(291,840)	—	(247,516)
Royal Bank of Scotland	3,500	1.728%	6/20/13	1.50%	(30,916)	—	(20,708)
Royal Bank of Scotland	3,500	1.825%	6/20/13	2.65%	113,331	—	131,366

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Received by Fund	Value (5)	(Received)	(Depreciation)
Citigroup:
American Express	$5,000	4.166%	12/20/13	4.25%	7,217	—	$64,474
American Express	1,600	4.166%	12/20/13	4.30%	5,412	—	23,950
Bear Stearns	7,200	1.347%	9/20/12	0.48%	(209,614)	—	(202,894)
Citigroup	10,000	12.45%	12/20/13	5.00%	(2,146,646)	(2,450,000)	400,576
General Electric	7,000	7.134%	12/20/13	4.00%	(751,987)	—	(697,542)
General Electric	9,500	7.134%	12/20/13	4.25%	(938,976)	—	(860,469)
General Electric	5,000	7.134%	12/20/13	4.65%	(425,501)	—	(362,855)
General Electric	15,600	7.029%	3/20/14	4.05%	(1,651,179)	—	(1,523,064)
GMAC	6,500	42.853%	6/20/09	5.00%	(720,236)	(1,365,000)	718,792
GMAC	10,000	25.763%	6/20/12	1.40%	(4,526,630)	—	(4,499,408)
International Lease Finance	8,000	12.906%	12/20/13	5.00%	(1,727,815)	(1,280,000)	(348,926)
SLM	13,000	16.701%	12/20/13	5.00%	(3,615,007)	(1,365,000)	(2,123,618)
SLM	6,000	16.701%	12/20/13	5.00%	(1,668,465)	(720,000)	(869,298)
SLM	2,500	16.701%	12/20/13	5.00%	(695,194)	(306,250)	(355,958)
Credit Suisse First Boston:
General Motors	5,000	161.77%	12/20/09	5.00%	(3,464,186)	(2,875,000)	(540,575)
GMAC	4,200	42.857%	9/20/09	3.74%	(806,518)	—	(775,975)
Deutsche Bank:
American International Group	6,000	14.383%	12/20/13	5.00%	(1,600,929)	(1,020,000)	(522,596)
Brazil	10,000	2.039%	12/20/09	3.05%	73,890	—	137,431
Citigroup	3,500	12.45%	12/20/13	5.00%	(751,326)	(927,500)	223,327
Citigroup	4,000	12.45%	12/20/13	5.00%	(858,658)	(840,000)	30,786
Federal Republic of Brazil	14,300	3.561%	5/20/12	0.69%	(1,257,660)	—	(1,229,703)
Federal Republic of Brazil	1,300	4.12%	5/20/17	1.04%	(251,541)	—	(247,710)
General Electric	6,500	7.134%	12/20/13	3.68%	(769,718)	—	(723,207)
General Electric	9,500	7.134%	12/20/13	4.23%	(945,502)	—	(867,365)
General Electric	6,500	7.134%	12/20/13	4.70%	(541,988)	—	(459,673)
General Electric	14,000	7.134%	12/20/13	4.70%	(1,167,359)	—	(991,893)
General Electric	12,300	7.134%	12/20/13	4.775%	(993,922)	—	(838,934)
General Motors	5,000	161.77%	12/20/09	5.00%	(3,464,186)	(2,850,000)	(565,575)
GMAC	11,800	42.857%	9/20/09	1.50%	(2,396,470)	—	(2,362,053)
Metlife	7,000	8.56%	3/20/13	2.073%	(1,344,775)	—	(1,316,559)
SLM	6,200	16.701%	12/20/13	5.00%	(1,724,080)	(868,000)	(772,553)
SLM	13,000	16.701%	12/20/13	5.00%	(3,615,007)	(1,690,000)	(1,767,924)
SLM	2,000	16.701%	12/20/13	5.00%	(556,155)	(280,000)	(249,211)
Goldman Sachs:
Citigroup	4,100	4.197%	12/20/12	0.77%	(433,189)	—	(427,050)
Citigroup	10,000	12.45%	12/20/13	5.00%	(2,146,646)	(2,400,000)	378,354
Ford Motor Credit	4,600	42.004%	3/20/09	1.70%	(106,361)	—	(91,155)
HSBC Bank:
Federal Republic of Brazil	10,000	2.039%	12/20/09	3.00%	69,824	—	132,324
JPMorgan Chase:
Citigroup	10,000	20.774%	12/20/09	5.00%	(1,129,339)	(1,600,000)	594,272
GMAC	8,100	25.763%	6/20/12	1.84%	(3,600,244)	—	(3,571,264)
Republic of Panama	12,700	3.101%	3/20/09	0.30%	(20,252)	—	(3,213)
Merrill Lynch & Co.:
American Express	1,100	4.166%	12/20/13	4.40%	7,987	—	21,028
American International Group	4,000	15.234%	12/20/12	0.90%	(1,407,090)	—	(1,400,090)
Citigroup	10,000	4.197%	12/20/12	0.68%	(1,085,609)	—	(1,072,386)
El Paso	5,000	6.755%	6/20/09	0.45%	(98,566)	—	(94,191)
Ford Motor	10,000	84.399%	6/20/13	5.00%	(8,082,218)	(1,925,000)	(6,059,996)
Ford Motor	7,000	84.399%	6/20/13	5.00%	(5,657,552)	(1,330,000)	(4,259,497)
General Motors	7,000	96.472%	6/20/13	5.00%	(5,688,049)	(1,330,000)	(4,289,993)
SLM	5,200	16.701%	12/20/13	5.00%	(1,446,003)	(728,000)	(647,947)
Vale Overseas	2,000	3.627%	4/20/12	0.50%	(177,500)	—	(173,805)
Morgan Stanley:
Citigroup	7,300	4.197%	12/20/12	0.80%	(764,219)	—	(752,863)
Dynegy Holdings	5,000	18.693%	6/20/09	1.05%	(276,429)	—	(266,221)
Ford Motor Credit	20,000	34.268%	9/20/10	4.05%	(6,595,964)	—	(6,438,464)
General Electric	5,000	7.134%	12/20/13	4.15%	(511,372)	—	(471,025)
General Motors	3,300	96.472%	6/20/13	5.00%	(2,681,509)	(627,000)	(2,022,425)
Republic of Indonesia	7,700	4.174%	3/20/09	0.46%	(16,552)	—	(9,665)
Republic of Peru	7,700	1.264%	3/20/09	0.32%	(4,619)	—	6,400
Russian Federation	7,800	9.489%	3/20/09	0.31%	(41,544)	—	(30,730)
Ukraine	7,700	82.463%	3/20/09	0.66%	(357,043)	—	(334,315)
Royal Bank of Scotland:
United Mexican States	12,000	3.453%	12/20/09	2.85%	(60,755)	—	10,495
					$(102,353,736)	$(31,488,250)	$(67,195,726)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements at period-end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at February 28, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold at the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap,  represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d) Interest rate swap agreements outstanding at February 28, 2009:

			Rate Type			Upfront
	Notional Amount	Termination	Payments Made	Payments Received	Market	Premiums	Unrealized
Swap Counterparty	(000)	Date	by Fund	by Fund	Value	(Received)	Depreciation
UBS	BRL 17,970	1/2/12	BRL-CDI-Compounded	10.575%	$(236,145)	$(28,323)	$(207,822)

BRL—Brazilian Real

CDI—Inter-bank Deposit Cerfiticate

(e)  Forward foreign currency contracts outstanding at February 28, 2009:

				Unrealized
		U.S.$ Value	U.S.$ Value	Appreciation
	Counterparty	Origination Date	February 28, 2009	(Depreciation)
Purchased:
3,368,693 Australian Dollar settling 3/3/09	Royal Bank of Canada	$2,192,413	$2,152,089	$(40,324)
9,005,538 Chinese Yuan Renminbi settling 7/15/09	Barclays Bank	1,380,059	1,306,044	(74,015)
5,308,765 Chinese Yuan Renminbi settling 9/8/09	Citigroup	770,000	768,958	(1,042)
10,142,388 Chinese Yuan Renminbi settling 7/15/09	Deutsche Bank	1,572,000	1,470,917	(101,082)
25,564,424 Chinese Yuan Renminbi settling 7/15/09	HSBC Bank USA	3,780,970	3,707,525	(73,445)
13,972,500 Chinese Yuan Renminbi settling 7/15/09	JPMorgan Chase	2,104,429	2,026,386	(78,043)
36,045 Malaysian Ringgit settling 4/14/09	HSBC Bank USA	10,000	9,712	(288)
10,971,815 Mexican Peso settling 5/19/09	Barclays Bank	778,385	716,181	(62,204)
5,356,213 Mexican Peso settling 5/19/09	Citigroup	490,810	349,624	(141,186)
20,000 Mexican Peso settling 5/19/09	JPMorgan Chase	1,384	1,306	(78)
35,844,678 Polish Zloty settling 5/6/09	Deutsche Bank	15,868,903	9,707,731	(6,161,172)
47,796,885 Russian Ruble settling 5/6/09	Barclays Bank	1,426,773	1,290,158	(136,615)
42,079,250 Russian Ruble settling 5/6/09	Deutsche Bank	1,725,974	1,135,824	(590,150)
4,594,214 Singapore Dollar settling 7/30/09	Citigroup	3,130,000	2,971,679	(158,321)
Sold:
3,841,000 Australian Dollar settling 3/3/09	Deutsche Bank	2,506,925	2,453,823	53,102
2,221,056 Brazilian Real settling 6/2/09	UBS	941,524	910,144	31,380
2,314,000 British Pound settling 4/9/09	Deutsche Bank	3,354,513	3,297,839	56,674
3,873,000 British Pound settling 4/9/09	Morgan Stanley	5,602,624	5,519,677	82,947
58,684,850 Chinese Yuan Renminbi settling 7/15/09	HSBC Bank USA	8,330,000	8,510,872	(180,872)
5,308,765 Chinese Yuan Renminbi settling 9/8/09	HSBC Bank USA	765,613	768,958	(3,345)
22,944,000 Euro settling 3/12/09	Royal Bank of Scotland PLC	29,905,898	29,138,213	767,685
36,045 Malaysian Ringgit settling 4/14/09	Barclays Bank	9,930	9,712	218
11,100,000 Mexican Peso settling 5/19/09	Barclays Bank	806,042	724,548	81,494
5,356,213 Mexican Peso settling 5/19/09	Citigroup	396,551	349,625	46,926
35,844,678 Polish Zloty settling 5/6/09	Deutsche Bank	12,836,977	9,707,731	3,129,246
89,876,135 Russian Ruble settling 5/6/09	HSBC Bank USA	3,311,330	2,425,982	885,348
4,594,214 Singapore Dollar settling 7/30/09	HSBC Bank USA	3,043,534	2,971,679	71,855
				$(2,595,307)

The Fund received $980,000 principal value in U.S. Treasury Bills and $8,070,000 in cash as collateral for derivative contracts.

Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received as securities cannot be pledged.

(f)  Open reverse repurchase agreements at February 28, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	0.90%	2/26/09	3/12/09	$2,447,183	$2,447,000
	1.35%	2/26/09	5/28/09	20,551,312	20,549,000
	1.35%	2/27/09	5/27/09	48,641,648	48,638,000
					$71,634,000

Collateral for open reverse repurchase agreements at February 28, 2009 as reflected in the Schedule of Investments:

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value
Barclays Bank	American Express Travel Related Services Co., Inc.	5.25%	11/21/11	$8,000,000	$7,433,912
	American International Group, Inc.	1.253%	10/18/11	12,185,000	6,740,961
	American International Group, Inc.	8.25%	8/15/18	29,010,000	17,970,071
	CIT Group, Inc.	1.399%	4/27/11	4,000,000	2,403,412
	Citigroup, Inc.	6.125%	11/21/17	6,100,000	5,221,869
	Goldman Sachs Group, Inc.	6.75%	10/1/37	11,500,000	8,197,522
	Morgan Stanley	6.00%	4/28/15	10,000,000	9,114,600
	Morgan Stanley	6.25%	8/28/17	22,200,000	20,113,666
	Phelps Dodge Corp.	9.50%	6/1/31	9,537,000	7,070,598
					$84,266,611

The Fund received $1,063,524 in U.S. Government Agency securities as collateral for reverse repurchase agreements.

Fair Value Measurements— The Fund has adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair-value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.  The Fund utilized the following fair value techniques on Level 3 investments:  multi-dimensional relational pricing model and option adjusted spread pricing.

The input or methology used for valuing securities are not necessary an indicator for the risk associated with investing in these securities.

The following is a summary of the inputs used at February 28, 2009 in valuing the Fund’s investments carried at value:

			Other
	Investment in Securities		Financial
	Assets	Liabilities	Instruments
Level 1 - Quoted Prices	$11,604,250	$—	$4,358,877
Level 2 - Other Significant Observable Inputs	1,041,303,946	—	(50,667,766)
Level 3 - Significant Unobservable Inputs	34,211,737	—	(207,822)
Total	$1,087,119,933	$—	$(46,516,711)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at February 28, 2009, is as follows:

			Other
	Investments in Securities		Financial
	Assets	Liabilities	Instruments
Beginning balance, 11/30/08	$34,150,517	$(376,800)	$(727,607)
Net purchases (sales) and settlements	(5,443,844)	36,794	(45,903)
Accrued discounts (premiums)	(53,522)	—	—
Total realized gain (loss)	46,633	150,406	—
Total change in unrealized gain (loss)	(2,807,274)	189,600	565,688
Transfers in and/or out of Level 3	8,319,227	—	—
Ending balance, 2/28/09	$34,211,737	$—	$(207,822)

Disclosures about Derivative Instruments and Hedging Activities-Effective December 1, 2008, the Fund adopted FASB Statement of Financial Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). This standard is an amendment to FASB Statement No. 133 (“FASB 133”), which expands the disclosure requirements of FAS 133 regarding an entity’s derivative instruments and hedging activities.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Derivatives Unrealized Appreciation/Depreciation
at 2/28/2009
Interest rate contracts	$4,097,499
Foreign exchange contracts	(1,591,640)
Credit contracts	(48,072,459)
Total	$(45,566,600)

Item 2. Controls and Procedures

(a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Opportunity Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 23, 2009

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 23, 2009

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 23, 2009